Guarantees, Commitments, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Guarantees Commitments And Contingencies [Abstract]
Summary of Companys purchase obligations of future period	The Company has purchase obligations over the next two years as follows:

2026	$542
2027	140